UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Sector Bond Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	7.79%
Aa1	0.39
Aa2	0.76
Aa3	0.35
A1	1.12
A2	3.36
A3	2.01
Baa1	4.82
Baa2	16.01
Baa3	16.58
Ba1	6.24
Ba2	5.79
Ba3	5.52
B1	5.10
B2	4.66
B3	3.65
CCC, CC, C	4.34
D	0.01
Equities	0.64
Not Rated	8.15
Short Term Investments	2.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,013.00	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77
Investor Class
Actual	$1,000.00	$1,011.60	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52
Class L
Actual	$1,000.00	$1,010.60	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class and 1.15% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.75%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 780,337
	Ajax Mortgage Loan Trust(b)
	Series 2018-C Class A
1,125,482	4.36%, 09/25/2065(c)	1,175,880
	Series 2019-D Class A1
340,399	2.96%, 09/25/2065(d)	350,027
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	832,559
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	361,480
	Series 2020-1 Class D
520,000	2.39%, 03/13/2026	515,328
	Series 2020-2 Class D
560,000	5.65%, 05/13/2026	589,437
258,146	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	276,316
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	724,840
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	327,851
540,000	AMSR Trust(b) Series 2020-SFR2 Class D 3.28%, 07/17/2037	548,618
641,720	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	655,518
997,975	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	1,016,887
1,160,000	Avid Automobile Receivables Trust(b) Series 2019-1 Class C 3.14%, 07/15/2026	1,171,704
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2017-2A Class A
195,000	2.97%, 03/20/2024	195,631
	Series 2018-1A Class A
915,000	3.70%, 09/20/2024	921,351
	Bayview Opportunity Master Fund IV Trust(b)
	Series 2017-SPL4 Class A
186,067	3.50%, 01/28/2055(c)	189,670
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055(c)	105,859
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057(c)	391,349
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-RN4 Class A1
$ 129,209	3.28%, 10/28/2034(d)	$ 128,007
1,170,000	BCC Funding Corp XVI LLC(b) Series 2019-1A Class D 3.94%, 07/20/2027	1,180,707
881,858	Business Jet Securities LLC(b) Series 2019-1 Class A 4.21%, 07/15/2034	856,931
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	323,246
	Series 2020-1 Class D
220,000	2.64%, 07/15/2026	215,912
	Corevest American Finance Trust(b)
	Series 2018-2 Class A
444,430	4.03%, 11/15/2052	464,699
	Series 2019-3 Class A
347,066	2.71%, 10/15/2052	356,027
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	142,968
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	217,768
	Series 2020-2 Class C
100,000	4.85%, 05/15/2052(c)	103,042
840,000	CPS Auto Receivables Trust(b) Series 2020-B Class C 3.30%, 04/15/2026	861,807
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	280,100
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	300,075
1,353,237	Credit Suisse Mortgage Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,385,323
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
161,288	4.03%, 11/20/2047	170,671
	Series 2019-1A Class A23
99,250	4.35%, 05/20/2049	107,322
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
258,375	4.12%, 07/25/2047	278,657
	Series 2019-1A Class A2
342,280	3.67%, 10/25/2049	358,569
	Drive Auto Receivables Trust
	Series 2018-3 Class D
165,000	4.30%, 09/16/2024	169,816
	Series 2019-4 Class D
250,000	2.70%, 02/16/2027	250,556
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	229,632
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	175,816

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4A Class D
$ 585,000	2.85%, 07/15/2025	$ 587,658
210,902	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	213,440
429,642	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	432,642
419,707	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	430,164
	Exeter Automobile Receivables Trust(b)
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024	986,927
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024	995,254
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025	956,423
795,000	Fair Square Issuance Trust(b) Series 2020-AA Class A 2.90%, 09/20/2024	792,494
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	120,098
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	210,902
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	389,469
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	637,793
530,000	Ford Credit Auto Owner Trust Series 2019-C Class A3 1.87%, 03/15/2024	543,528
633,374	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	638,587
178,726	GCAT LLC(b)(d) Series 2019-3 Class A1 3.35%, 10/25/2049	174,157
	GLS Auto Receivables Trust(b)
	Series 2018-3A Class C
1,275,000	4.18%, 07/15/2024	1,321,109
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	339,611
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	899,942
1,125,000	GM Financial Consumer Automobile Receivables Trust Series 2019-4 Class A3 1.75%, 07/16/2024	1,147,819
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$1,021,800	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	$ 1,038,445
	Home Partners of America Trust(b)
	Series 2018-1 Class A
83,798	1.09%, 07/17/2037(e) 1-mo. LIBOR + 0.90%	82,567
	Series 2019-1 Class D
192,207	3.41%, 09/17/2039	189,829
	Series 2019-2 Class D
133,305	3.12%, 10/19/2039	128,196
585,000	Honda Auto Receivables Owner Trust Series 2019-4 Class A3 1.83%, 01/18/2024	600,205
562,738	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	486,566
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	109,768
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	304,002
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	100,000
990,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	974,388
352,534	Kabbage Funding LLC(b) Series 2019-1 Class A 3.83%, 03/15/2024	347,996
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,008,343
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	764,628
599,789	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	524,299
995,000	Mariner Finance Issuance Trust(b) Series 2019-AA Class A 2.96%, 07/20/2032	981,073
218,871	Marlette Funding Trust(b) Series 2019-4A Class A 2.39%, 12/17/2029	219,718
1,095,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2046	1,096,752
668,640	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	658,410

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	Navient Private Education Refi Loan Trust(b) Series 2019-GA Class B 3.08%, 10/15/2068	$ 96,651
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
305,000	1.93%, 07/15/2024	313,508
	Series 2020-B Class A3
1,185,000	0.55%, 07/15/2024	1,185,000
725,000	OASIS LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	726,051
390,000	OneMain Financial Issuance Trust(b) Series 2020-1A Class B 4.83%, 05/14/2032	406,503
283,575	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	244,289
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,237,364
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	986,916
	Preston Ridge Partners Mortgage LLC(b)(d)
	Series 2019-3A Class A1
142,344	3.35%, 07/25/2024	143,091
	Series 2019-4A Class A1
249,081	3.35%, 11/25/2024	249,128
	Series 2020-1A Class A1
504,006	2.98%, 02/25/2025	500,845
281,233	Pretium Mortgage Credit Partners LLC(b)(d) Series 2019-NPL3 Class A1 3.10%, 07/27/2059	279,514
	Progress Residential Trust(b)
	Series 2018-SFR1 Class A
174,787	3.26%, 03/17/2035	176,782
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,563,733
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	279,708
721,205	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	722,973
105,000	Santander Consumer Auto Receivables Trust(b) Series 2020-AA Class C 3.71%, 02/17/2026	110,308
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 385,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	$ 384,266
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	103,993
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	101,068
	Series 2019-B Class A2A
945,000	2.84%, 06/15/2037	976,009
	SoFi Consumer Loan Program Trust(b)
	Series 2018-1 Class B
160,000	3.65%, 02/25/2027	160,974
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	322,030
518,599	SpringCastle Funding(b) Series 2019-AA Class A 3.20%, 05/27/2036	524,200
472,800	Taco Bell Funding LLC(b) Series 2018-1A Class A2II 4.94%, 11/25/2048	510,955
	Towd Point Mortgage Trust(b)
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(c)	1,002,655
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(c)	676,891
	Series 2017-4 Class M2
225,000	3.25%, 06/25/2057(c)	229,280
	Series 2017-5 Class M2
340,000	1.68%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	312,663
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(c)	101,039
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(c)	321,962
	Series 2018-SJ1 Class A1
197,359	4.00%, 10/25/2058(c)	199,138
	Series 2019-2 Class M1
645,000	3.75%, 12/25/2058(c)	654,307
	Series 2019-4 Class A1
464,834	2.90%, 10/25/2059(c)	488,967
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,801,283
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	114,987
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	817,765

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 346,002	VCAT LLC(b)(d) Series 2019-NPL2 Class A1 3.57%, 11/25/2049	$ 343,232
	Vericrest Opportunity Loan Trust(b)(d)
	Series 2019-NPL2 Class A1
478,945	3.97%, 02/25/2049	481,146
	Series 2019-NPL5 Class A1A
503,863	3.35%, 09/25/2049	504,045
	Series 2019-NPL8 Class A1A
516,098	3.28%, 11/25/2049	515,521
	Series 2020-NPL2 Class A1A
624,466	2.98%, 02/25/2050	617,080
840,000	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	843,455
196,064	VOLT LXXXIII LLC(b)(d) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	195,721
931,189	VOLT LXXXV LLC(b)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	925,420
375,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	375,949
TOTAL ASSET-BACKED SECURITIES — 10.75% (Cost $64,121,285)		$ 64,949,860
BANK LOANS
398,142	Accelerated Health Systems LLC(e) 3.68%, 10/31/2025 1-mo. LIBOR + 3.50%	376,244
559,419	Affinity Gaming LLC(e) 3.66%, 07/03/2023 1-mo. LIBOR + 3.50%	472,709
502,611	AHP Health Partners Inc(e) 5.50%, 06/30/2025 1-mo. LIBOR + 4.50%	482,506
538,650	AI Convoy SARL(e) 4.65%, 01/18/2027 4-mo. LIBOR + 3.50%	512,054
297,644	APLP Holdings LP(e) 2.68%, 04/14/2025 1-mo. LIBOR + 2.50%	289,211
303,000	Applied Systems Inc(e) 7.16%, 09/19/2025 1-mo. LIBOR + 7.00%	301,485
95,000	Aristocrat Technologies Inc(e) 4.75%, 10/19/2024 2-mo. LIBOR + 3.75%	94,169
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 214,462	Aston Finco SARL(e) 4.44%, 10/09/2026 1-mo. LIBOR + 4.25%	$ 202,667
560,000	Asurion LLC(e) 6.68%, 08/04/2025 1-mo. LIBOR + 6.50%	555,334
183,765	Bausch Health Cos Inc(e) 2.94%, 11/27/2025 1-mo. LIBOR + 2.75%	177,141
318,045	Blackhawk Network Holdings Inc(e) 3.17%, 06/16/2025 1-mo. LIBOR + 3.00%	291,541
364,349	Boxer Parent Co Inc(e) 4.43%, 10/02/2025 1-mo. LIBOR + 4.25%	343,789
588,888	Brookfield WEC Holdings Inc(e) 3.18%, 08/01/2025 1-mo. LIBOR + 3.00%	567,418
317,341	BWay Holding Co(e) 4.56%, 04/03/2024 1-mo. LIBOR + 3.25%	283,544
384,732	Calpine Corp(e) 2.43%, 04/05/2026 1-mo. LIBOR + 2.25%	370,304
425,000	Cardtronics USA Inc(e) 4.18%, 06/24/2027 1-mo. LIBOR + 4.00%	418,625
489,826	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 4-mo. LIBOR + 3.00%	449,415
120,000	Carnival Corp(e) 7.68%, 06/26/2025 1-mo. LIBOR + 7.50%	115,800
268,538	CenturyLink Inc(e) 2.43%, 03/15/2027 1-mo. LIBOR + 2.25%	252,342
557,731	CHG Healthcare Services Inc(e) 4.07%, 06/07/2023 3-mo. LIBOR + 3.00%	536,119
475,931	Chobani LLC(e) 4.50%, 10/10/2023 1-mo. LIBOR + 3.50%	456,893
324,525	Citgo Petroleum Corp(e) 6.00%, 03/27/2024 4-mo. LIBOR + 5.00%	309,921
287,825	Commscope Inc(e) 3.43%, 04/04/2026 1-mo. LIBOR + 3.25%	271,815
324,162	Consolidated Communications Inc(e) 4.00%, 10/05/2023 1-mo. LIBOR + 3.00%	307,306
555,219	Cooper-Standard Automotive Inc(e) 2.26%, 11/02/2023 1-mo. LIBOR + 2.00%	448,802
323,305	CPG International LLC(e) 4.75%, 05/06/2024 3-mo. LIBOR + 3.75%	319,264

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 325,000	Deerfield Dakota Holding LLC(e) 4.75%, 03/05/2027 1-mo. LIBOR + 3.75%	$ 314,844
	Diamond BC BV(e)
771,758	3.76%,09/06/2024 1-mo. LIBOR + 3.00%	707,445
170,000	6.00%,09/06/2024 1-mo. LIBOR + 5.00%	155,833
377,150	Diamond Sports Group LLC(e) 3.43%, 08/24/2026 1-mo. LIBOR + 3.25%	305,963
471,833	Dole Food Co Inc(e) 3.75%, 04/06/2024 1-mo. LIBOR + 2.75%	457,383
693,262	Dun & Bradstreet Corp(e) 4.18%, 02/06/2026 1-mo. LIBOR + 4.00%	674,775
275,300	DynCorp International Inc(e) 6.19%, 08/18/2025 1-mo. LIBOR + 6.00%	258,782
286,633	Envision Healthcare Corp(e) 3.93%, 10/10/2025 1-mo. LIBOR + 3.75%	189,178
	Everi Payments Inc(e)
250,000	3.82%,05/09/2024 3-mo. LIBOR + 2.75%	234,687
45,000	11.50%,05/09/2024 3-mo. LIBOR + 10.50%	45,450
1,115,000	Fieldwood Energy LLC(e) 6.25%, 04/11/2022 1-mo. LIBOR + 5.25%	209,991
517,648	Filtration Group Corp(e) 3.18%, 03/29/2025 1-mo. LIBOR + 3.00%	496,295
595,000	Froneri US Inc(e) 2.43%, 01/29/2027 1-mo. LIBOR + 2.25%	558,804
195,000	Frontier Communications Corp(e) 5.35%, 06/15/2024 3-mo. LIBOR + 3.75%	189,638
403,788	GFL Environmental Inc(e) 4.00%, 05/30/2025 2-mo. LIBOR + 3.00%	391,338
405,000	Hamilton Projects Acquiror LLC(e) 5.75%, 06/11/2027 3-mo. LIBOR + 4.75%	388,800
505,544	HB Fuller Co(e) 2.44%, 10/20/2024 1-mo. LIBOR + 2.25%	487,534
656,339	H-Food Holdings LLC(e) 3.15%, 05/23/2025 1-mo. LIBOR + 3.00%	622,538
198,186	Hoya Midco LLC(e) 4.57%, 06/30/2024 3-mo. LIBOR + 3.50%	163,503
135,000	Illuminate Buyer LLC(e) 4.20%, 06/16/2027 1-mo. LIBOR + 4.00%	132,891
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 399,000	Innophos Holdings Inc(e) 3.93%, 02/04/2027 3-mo. LIBOR + 3.75%	$ 390,022
	Intelsat Jackson Holdings SA(e)
31,336	6.50%,07/13/2021 3-mo. LIBOR + 5.50%	31,754
317,000	6.63%,01/02/2024 5-mo. LIBOR + 6.63%	316,774
535,000	Kronos Acquisitions Holdings Inc(e) 5.00%, 05/15/2023 1-mo. LIBOR + 4.00%	508,250
	Kronos Inc(e)
816,619	3.18%,11/01/2023 1-mo. LIBOR + 3.00%	814,578
300,000	9.25%,11/01/2024 1-mo. LIBOR + 8.25%	298,607
40,000	Landry's Finance Acquisition Co(e) 13.00%, 10/04/2023 1-mo. LIBOR + 12.00%	42,000
280,000	Leslie's Poolmart Inc(e) 3.89%, 08/16/2023 3-mo. LIBOR + 3.50%	267,050
516,190	LifePoint Health Inc(e) 3.93%, 11/17/2025 1-mo. LIBOR + 3.75%	481,025
175,000	Mileage Plus Holdings Inc(e) 5.43%, 06/25/2027 1-mo. LIBOR + 5.25%	173,563
285,826	Milk Specialties Co(e) 5.00%, 08/16/2023 1-mo. LIBOR + 4.00%	266,354
319,200	Navicure Inc(e) 4.17%, 10/22/2026 1-mo. LIBOR + 4.00%	307,230
	Neiman Marcus Group Ltd LLC(e)
65,849	14.00%,10/07/2020 1-mo. LIBOR + 12.75%	67,166
327,844	0.00%,10/25/2023 2-mo. LIBOR + 0.00%	83,190
207,675	Nexstar Broadcasting Inc(e) 2.92%, 09/18/2026 2-mo. LIBOR + 2.75%	196,902
110,000	Northwest Fiber LLC(e) 5.67%, 05/01/2027 1-mo. LIBOR + 5.50%	108,900
438,258	One Call Corp(e) 6.25%, 11/27/2022 2-mo. LIBOR + 5.25%	373,396
335,397	Ortho-Clinical Diagnostics Inc(e) 3.43%, 06/30/2025 1-mo. LIBOR + 3.25%	312,129
	Pacific Gas & Electric Co(e)
255,000	2.44%,12/31/2020 1-mo. LIBOR + 2.25%	253,406

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 125,000	5.50%,06/18/2025 3-mo. LIBOR + 4.50%	$ 124,219
342,201	Panther BF Aggregator 2 LP(e) 3.68%, 04/30/2026 1-mo. LIBOR + 3.50%	325,376
414,124	Parfums Holding Co Inc(e) 5.25%, 06/30/2024 2-mo. LIBOR + 4.25%	383,064
365,714	Pathway Vet Alliance LLC(e) 4.18%, 03/31/2027 1-mo. LIBOR + 8.00%	355,543
132,659	PetVet Care Centers LLC(e) 3.43%, 02/14/2025 1-mo. LIBOR + 3.25%	127,353
522,564	Phoenix Guarantor Inc(e) 3.43%, 03/05/2026 1-mo. LIBOR + 3.25%	464,102
527,788	Pi US Mergerco Inc(e) 4.50%, 01/03/2025 3-mo. LIBOR + 3.25%	501,399
462,016	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 2.75%	390,981
55,000	PQ Corp(e) 3.17%, 02/07/2027 1-mo. LIBOR + 3.00%	53,763
646,750	Pug LLC(e) 3.68%, 02/12/2027 1-mo. LIBOR + 3.50%	562,672
367,481	Scientific Games International Inc(e) 3.61%, 08/14/2024 4-mo. LIBOR + 2.75%	323,016
708,937	Sedgwick Claims Management Services Inc(e) 4.18%, 09/03/2026 1-mo. LIBOR + 4.00%	679,398
460,000	Shearer's Foods LLC(e) 7.75%, 06/30/2022 1-mo. LIBOR + 6.75%	448,500
468,825	Sotera Health Holdings LLC(e) 5.50%, 12/11/2026 1-mo. LIBOR + 4.50%	457,544
295,355	SS&C Technologies Inc(e) 1.93%, 04/16/2025 1-mo. LIBOR + 3.50%	281,326
470,000	Star US Bidco LLC(e) 5.25%, 03/03/2027 1-mo. LIBOR + 4.25%	427,112
289,789	Stars Group Holdings BV(e) 3.81%, 07/10/2025 3-mo. LIBOR + 3.50%	287,797
59,850	Surgery Center Holdings Inc(e) 9.00%, 08/31/2024 1-mo. LIBOR + 8.00%	59,925
273,417	TKC Holdings Inc(e) 4.75%, 02/01/2023 1-mo. LIBOR + 3.75%	255,440
705,000	T-Mobile Inc(e) 3.18%, 04/01/2027 1-mo. LIBOR + 3.00%	703,942
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 141,226	Transdigm Inc(e) 2.43%, 12/09/2025 1-mo. LIBOR + 2.25%	$ 127,044
543,617	Traverse Midstream Partners LLC(e) 5.00%, 09/27/2024 1-mo. LIBOR + 4.00%	450,296
255,483	UFC Holdings LLC(e) 4.25%, 04/29/2026 2-mo. LIBOR + 3.25%	242,496
	Ultimate Software Group Inc(e)
620,000	4.17%,05/04/2026 1-mo. LIBOR + 4.00%	611,918
20,000	6.92%,05/03/2027 1-mo. LIBOR + 6.75%	20,300
505,352	US Farathane LLC(e) 4.50%, 12/23/2021 3-mo. LIBOR + 3.50%	376,487
454,423	Vertafore Inc(e) 3.43%, 07/02/2025 1-mo. LIBOR + 3.25%	426,833
344,137	Vertiv Group Corp(e) 3.18%, 03/02/2027 1-mo. LIBOR + 3.00%	323,203
551,878	Viant Medical Holdings Inc(e) 3.93%, 07/02/2025 1-mo. LIBOR + 3.75%	481,514
205,000	Ziggo Financing Partnership(e) 2.68%, 04/30/2028 1-mo. LIBOR + 2.50%	193,213
TOTAL BANK LOANS — 5.29% (Cost $34,355,073)		$ 31,950,162
CORPORATE BONDS AND NOTES
Basic Materials — 4.93%
500,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	463,675
1,040,000	Anglo American Capital PLC(b) 5.38%, 04/01/2025	1,174,622
	ArcelorMittal SA
895,000	7.25%, 10/15/2039	1,069,525
2,985,000	7.00%, 03/01/2041	3,491,107
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	643,179
1,690,000	5.25%, 04/01/2042	2,214,310
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,224,507
545,000	BHP Billiton Finance USA Ltd(b) 6.75%, 10/19/2075	628,113
600,000	Braskem Netherlands Finance BV(b) 4.50%, 01/31/2030	549,000
480,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	463,200
650,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	685,315

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	First Quantum Minerals Ltd(b)
$ 200,000	7.25%, 04/01/2023	$ 191,958
800,000	7.50%, 04/01/2025	766,000
200,000	6.88%, 03/01/2026	189,500
	FMC Corp
170,000	3.45%, 10/01/2029	184,296
95,000	4.50%, 10/01/2049	112,809
	Freeport-McMoRan Inc
60,000	3.88%, 03/15/2023	60,078
45,000	5.00%, 09/01/2027	45,211
295,000	4.13%, 03/01/2028	286,150
200,000	4.25%, 03/01/2030	194,000
1,945,000	Glencore Funding LLC(b)(f) 4.88%, 03/12/2029	2,205,752
580,000	Hecla Mining Co 7.25%, 02/15/2028	588,700
95,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	99,038
350,000	INEOS Group Holdings SA(b)(f) 5.63%, 08/01/2024	338,527
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	755,170
100,000	Kaiser Aluminum Corp(b) 6.50%, 05/01/2025	103,750
700,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b) 7.00%, 04/15/2025	703,500
375,000	LYB International Finance III LLC 4.20%, 10/15/2049	405,147
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	330,983
1,725,000	Newmont Goldcorp Corp 4.88%, 03/15/2042	2,216,034
720,000	Novelis Corp(b) 4.75%, 01/30/2030	687,600
675,000	Olin Corp 5.63%, 08/01/2029	621,014
690,000	PolyOne Corp(b) 5.75%, 05/15/2025	709,837
775,000	SABIC Capital II BV(b) 4.50%, 10/10/2028	875,440
785,000	Schweitzer-Mauduit International Inc(b) 6.88%, 10/01/2026	802,662
590,000	Steel Dynamics Inc 3.45%, 04/15/2030	616,625
545,000	Teck Resources Ltd 6.13%, 10/01/2035	616,961
280,000	TPC Group Inc(b) 10.50%, 08/01/2024	250,600
665,000	Tronox Inc(b) 6.50%, 05/01/2025	668,325
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 570,000	United States Steel Corp(b) 12.00%, 06/01/2025	$ 584,250
		29,816,470
Communications — 9.79%
740,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	821,957
420,000	Altice France Holding SA(b) 6.00%, 02/15/2028	396,640
1,100,000	Amazon.com Inc 2.50%, 06/03/2050	1,112,513
	AT&T Inc
1,245,000	3.95%, 01/15/2025	1,391,919
540,000	4.35%, 03/01/2029	629,488
410,000	4.30%, 02/15/2030	479,007
2,930,000	4.50%, 03/09/2048	3,438,207
565,000	4.55%, 03/09/2049	665,879
730,000	Baidu Inc 3.43%, 04/07/2030	791,265
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	197,558
	Booking Holdings Inc
520,000	4.50%, 04/13/2027	596,940
850,000	4.63%, 04/13/2030	994,088
770,000	Cable Onda SA(b) 4.50%, 01/30/2030	779,910
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
200,000	5.50%, 05/01/2026	207,250
1,155,000	5.13%, 05/01/2027	1,194,963
60,000	5.38%, 06/01/2029	63,300
385,000	4.75%, 03/01/2030	393,928
740,000	4.50%, 08/15/2030	755,170
35,000	4.50%, 05/01/2032	35,438
125,000	CenturyLink Inc(b) 4.00%, 02/15/2027	120,991
	Charter Communications Operating LLC / Charter Communications Operating Capital
95,000	3.75%, 02/15/2028	103,541
20,000	4.20%, 03/15/2028	22,420
30,000	5.05%, 03/30/2029	35,388
765,000	5.13%, 07/01/2049	883,170
2,435,000	4.80%, 03/01/2050	2,759,841
755,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	770,100
	Clear Channel Worldwide Holdings Inc
212,000	9.25%, 02/15/2024	196,658
1,055,000	5.13%, 08/15/2027(b)	1,012,800
	CommScope Inc(b)
435,000	6.00%, 03/01/2026	445,875
500,000	7.13%, 07/01/2028	498,800
510,000	Consolidated Communications Inc(f) 6.50%, 10/01/2022	469,837
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	1,188,267

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	CSC Holdings LLC(b)
$ 200,000	7.75%, 07/15/2025	$ 207,980
680,000	5.38%, 02/01/2028	710,600
710,000	5.75%, 01/15/2030	741,588
610,000	4.13%, 12/01/2030	604,699
800,000	4.63%, 12/01/2030	777,088
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
315,000	5.38%, 08/15/2026	228,325
605,000	6.63%, 08/15/2027	324,280
	DISH DBS Corp
880,000	5.00%, 03/15/2023	877,888
195,000	7.38%, 07/01/2028(b)	193,781
105,000	eBay Inc 4.00%, 07/15/2042	114,244
	Expedia Group Inc
1,555,000	6.25%, 05/01/2025(b)	1,660,415
670,000	7.00%, 05/01/2025(b)	696,433
130,000	3.80%, 02/15/2028	124,922
915,000	3.25%, 02/15/2030	852,756
	FOX Corp
165,000	3.05%, 04/07/2025	178,548
270,000	3.50%, 04/08/2030	301,436
350,000	Frontier Communications Corp(b)(g)(h) 8.50%, 04/01/2026	330,925
	iHeartCommunications Inc
130,000	6.38%, 05/01/2026	128,700
945,000	8.38%, 05/01/2027	865,970
295,000	5.25%, 08/15/2027(b)	282,463
730,000	Juniper Networks Inc(f) 3.75%, 08/15/2029	815,925
	Lamar Media Corp
365,000	5.00%, 05/01/2023	366,825
15,000	5.75%, 02/01/2026	15,474
70,000	3.75%, 02/15/2028(b)	65,996
70,000	4.00%, 02/15/2030(b)	67,004
440,000	LCPR Senior Secured Financing Designated Activity Co(b) 6.75%, 10/15/2027	448,800
	Level 3 Financing Inc
235,000	5.38%, 08/15/2022	235,113
90,000	4.63%, 09/15/2027(b)	90,675
390,000	4.25%, 07/01/2028(b)	389,485
425,000	Meredith Corp 6.88%, 02/01/2026	352,329
	Motorola Solutions Inc
509,143	4.60%, 02/23/2028	578,955
265,000	4.60%, 05/23/2029	305,876
	Netflix Inc
270,000	5.88%, 11/15/2028	307,071
30,000	5.38%, 11/15/2029(b)	32,950
665,000	4.88%, 06/15/2030(b)	710,466
285,000	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b) 10.75%, 06/01/2028	296,400
Principal Amount(a)		Fair Value
Communications — (continued)
$ 565,000	Outfront Media Capital LLC / Outfront Media Capital Corp(b) 6.25%, 06/15/2025	$ 568,701
690,000	Radiate Holdco LLC / Radiate Finance Inc(b)(f) 6.63%, 02/15/2025	686,695
	Sirius XM Radio Inc(b)
240,000	4.63%, 07/15/2024	246,379
55,000	5.38%, 04/15/2025	56,485
105,000	5.38%, 07/15/2026	108,438
285,000	5.00%, 08/01/2027	292,359
420,000	5.50%, 07/01/2029	444,263
70,000	Sprint Capital Corp 6.88%, 11/15/2028	85,309
110,000	Sprint Communications Inc 7.00%, 08/15/2020	110,472
	Sprint Corp
175,000	7.25%, 09/15/2021	183,461
545,000	7.88%, 09/15/2023	613,806
735,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	845,250
	Telesat Canada / Telesat LLC(b)
925,000	6.50%, 10/15/2027	911,125
280,000	4.88%, 06/01/2027	274,400
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	43,106
235,000	5.50%, 09/01/2041	282,644
245,000	4.50%, 09/15/2042	263,125
525,000	Telefonica Emisiones SA 7.05%, 06/20/2036	763,067
635,000	Tencent Holdings Ltd(b) 3.98%, 04/11/2029	716,280
	T-Mobile USA Inc
110,000	4.50%, 02/01/2026	111,316
3,225,000	3.88%, 04/15/2030(b)	3,594,488
625,000	2.55%, 02/15/2031(b)	627,200
760,000	Twitter Inc(b) 3.88%, 12/15/2027	760,076
	Uber Technologies Inc(b)
1,365,000	7.50%, 05/15/2025	1,375,237
560,000	8.00%, 11/01/2026	570,080
15,000	7.50%, 09/15/2027	15,000
	Univision Communications Inc(b)
610,000	5.13%, 02/15/2025	574,547
155,000	6.63%, 06/01/2027	148,025
	ViacomCBS Inc
120,000	4.20%, 06/01/2029	134,457
1,005,000	4.95%, 01/15/2031	1,175,257
950,000	4.20%, 05/19/2032	1,053,950
190,000	4.38%, 03/15/2043	198,615
50,000	5.85%, 09/01/2043	59,112
55,000	4.90%, 08/15/2044	59,709
800,000	ViaSat Inc(b) 5.63%, 09/15/2025	766,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 90,000	Videotron Ltd 5.00%, 07/15/2022	$ 93,011
	Virgin Media Secured Finance PLC(b)
245,000	5.50%, 08/15/2026	250,620
1,075,000	5.00%, 07/15/2030	1,049,576
300,000	Ziggo BV(b) 5.50%, 01/15/2027	304,887
		59,152,021
Consumer, Cyclical — 6.52%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
255,000	5.75%, 04/15/2025(f)	267,750
120,000	3.88%, 01/15/2028	116,420
210,000	4.38%, 01/15/2028	205,840
72,592	Air Canada Pass Through Trust(b) Series 2013-1 Class B 5.38%, 05/15/2021	65,429
750,000	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	753,867
455,000	American Airlines Inc(b) 11.75%, 07/15/2025	427,604
	American Airlines Pass Through Trust
	Series 2016-1 Class B
2,303,364	5.25%, 01/15/2024	1,523,712
	Series 2013-1 Class A
112,681	4.00%, 07/15/2025	86,023
	Series 2017-2 Class B
410,861	3.70%, 10/15/2025	285,390
	Series 2016-3 Class B
1,114,029	3.75%, 10/15/2025	788,228
	Series 2019-1 Class B
686,299	3.85%, 02/15/2028	480,098
605,000	American Axle & Manufacturing Inc(f) 6.50%, 04/01/2027	587,225
710,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	689,957
490,000	American Honda Finance Corp 1.95%, 05/20/2022	501,111
550,000	Aramark Services Inc(b) 6.38%, 05/01/2025	567,946
140,000	AutoNation Inc 4.75%, 06/01/2030	151,675
	AutoZone Inc
530,000	3.63%, 04/15/2025	592,234
790,000	4.00%, 04/15/2030	912,912
313,694	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	258,790
115,000	Carnival Corp(b) 11.50%, 04/01/2023	124,193
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 430,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	$ 432,129
	Colt Merger Sub Inc(b)
20,000	5.75%, 07/01/2025	20,100
180,000	6.25%, 07/01/2025	178,596
170,000	8.13%, 07/01/2027	165,325
425,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	450,500
746,000	Dana Inc 5.38%, 11/15/2027	740,405
220,000	Delphi Technologies PLC(b) 5.00%, 10/01/2025	235,950
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,137,472
300,000	Dollar General Corp 3.50%, 04/03/2030	336,042
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	338,000
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	204,851
	Ford Motor Co
405,000	8.50%, 04/21/2023	428,288
1,031,000	9.00%, 04/22/2025	1,114,769
105,000	9.63%, 04/22/2030(f)	124,352
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	533,000
	General Motors Co
845,000	6.80%, 10/01/2027	984,525
790,000	5.20%, 04/01/2045	763,990
	General Motors Financial Co Inc
80,000	3.45%, 01/14/2022	81,313
150,000	3.15%, 06/30/2022	152,611
90,000	3.55%, 07/08/2022	92,277
165,000	4.15%, 06/19/2023	172,463
440,000	5.10%, 01/17/2024	470,314
385,000	3.95%, 04/13/2024	398,283
40,000	4.30%, 07/13/2025	41,680
1,165,000	5.25%, 03/01/2026	1,269,657
1,350,000	Goodyear Tire & Rubber Co(f) 4.88%, 03/15/2027	1,236,600
695,000	Hanesbrands Inc(b) 5.38%, 05/15/2025	702,819
634,693	Hawaiian Airlines Pass Through Certificates Series 2013-1 Class B 4.95%, 01/15/2022	601,666
	Hyatt Hotels Corp
50,000	5.38%, 04/23/2025	52,985
85,000	5.75%, 04/23/2030	93,824
200,000	International Game Technology PLC(b) 5.25%, 01/15/2029	194,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 178,809	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	$ 90,746
725,000	Lear Corp 3.80%, 09/15/2027	735,766
665,000	Lennar Corp 4.75%, 11/15/2022	690,935
400,000	Lithia Motors Inc(b) 4.63%, 12/15/2027	396,000
635,000	Live Nation Entertainment Inc(b) 4.75%, 10/15/2027	546,233
1,015,000	M/I Homes Inc 4.95%, 02/01/2028	1,008,656
	Marriott International Inc
205,000	5.75%, 05/01/2025	223,413
190,000	4.63%, 06/15/2030	197,543
270,000	Marriott Ownership Resorts Inc(b) 6.13%, 09/15/2025	276,075
420,000	McDonald's Corp 3.63%, 09/01/2049	465,460
165,000	Meritor Inc(b) 6.25%, 06/01/2025	166,650
386,000	MGM Resorts International(f) 5.50%, 04/15/2027	373,193
410,000	Michaels Stores Inc(b)(f) 8.00%, 07/15/2027	356,339
1,132,164	Norwegian Air Shuttle ASA Pass Through Trust(b) Series 2016-1 Class A 4.88%, 05/10/2028	909,748
	PulteGroup Inc
210,000	4.25%, 03/01/2021	212,100
625,000	7.88%, 06/15/2032	798,625
1,200,000	6.00%, 02/15/2035	1,381,200
415,000	QVC Inc 4.75%, 02/15/2027	401,305
100,000	Royal Caribbean Cruises Ltd(b) 9.13%, 06/15/2023	99,200
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	63,225
600,000	Sands China Ltd(b) 4.38%, 06/18/2030	624,192
	Scientific Games International Inc(b)
550,000	8.25%, 03/15/2026	488,125
215,000	7.00%, 05/15/2028	172,000
655,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	673,831
775,000	SRS Distribution Inc(b)(f) 8.25%, 07/01/2026	786,625
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	390,600
390,000	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc(b) 5.63%, 03/01/2024	399,750
538,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	555,200
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 625,000	Under Armour Inc 3.25%, 06/15/2026	$ 551,688
	US Airways Pass Through Trust
	Series 2011-1 Class A
166,234	7.13%, 10/22/2023	138,567
	Series 2012-1 Class A
388,685	5.90%, 10/01/2024	357,582
600,000	Vista Outdoor Inc 5.88%, 10/01/2023	586,500
415,000	Volkswagen Group of America Finance LLC(b) 3.35%, 05/13/2025	445,586
	Yum! Brands Inc(b)
205,000	7.75%, 04/01/2025	221,144
450,000	4.75%, 01/15/2030	456,750
		39,376,242
Consumer, Non-Cyclical — 8.17%
725,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 4.63%, 01/15/2027	725,000
820,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	861,000
938,000	Altria Group Inc 4.80%, 02/14/2029	1,093,425
960,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	1,174,206
	Anheuser-Busch InBev Worldwide Inc
555,000	4.75%, 01/23/2029	670,468
395,000	4.60%, 04/15/2048	461,127
1,185,000	4.50%, 06/01/2050	1,412,983
390,000	ASGN Inc(b) 4.63%, 05/15/2028	380,882
	Ashtead Capital Inc(b)
650,000	4.38%, 08/15/2027	668,109
415,000	4.25%, 11/01/2029	415,000
760,000	Bacardi Ltd(b) 4.70%, 05/15/2028	859,450
620,000	BAT Capital Corp 4.91%, 04/02/2030	728,039
	Bausch Health Americas Inc(b)
315,000	9.25%, 04/01/2026	341,743
550,000	8.50%, 01/31/2027	583,687
	Bausch Health Cos Inc(b)
70,000	5.75%, 08/15/2027	74,200
490,000	7.00%, 01/15/2028	504,700
35,000	5.00%, 01/30/2028	32,952
700,000	6.25%, 02/15/2029	703,500
	Centene Corp
250,000	5.38%, 06/01/2026(b)	259,165

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 375,000	4.63%, 12/15/2029	$ 397,039
990,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	955,350
365,000	CHS / Community Health Systems Inc(b) 6.63%, 02/15/2025	343,100
122,000	CoStar Group Inc(b) 2.80%, 07/15/2030	124,820
1,200,000	CVS Health Corp 3.25%, 08/15/2029	1,325,559
710,000	DP World Ltd(b) 6.85%, 07/02/2037	862,650
	Encompass Health Corp
555,000	4.50%, 02/01/2028	532,312
165,000	4.75%, 02/01/2030	157,575
880,000	Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	907,904
380,000	Garda World Security Corp(b) 4.63%, 02/15/2027	374,300
155,000	Gartner Inc(b) 4.50%, 07/01/2028	156,813
	HCA Inc
395,000	7.50%, 12/15/2023	440,425
290,000	8.36%, 04/15/2024	333,500
135,000	7.69%, 06/15/2025	153,900
555,000	7.58%, 09/15/2025	638,250
2,505,000	7.05%, 12/01/2027	2,805,600
689,000	4.13%, 06/15/2029	759,867
360,000	7.50%, 11/06/2033	437,400
90,000	7.75%, 07/15/2036	105,750
2,530,000	5.25%, 06/15/2049	3,046,059
875,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	903,437
125,000	Hologic Inc(b) 4.38%, 10/15/2025	126,224
365,000	IHS Markit Ltd 4.25%, 05/01/2029	417,600
200,000	IQVIA Inc(b) 5.00%, 05/15/2027	204,588
285,000	Jaguar Holding Co II / PPD Development LP(b) 5.00%, 06/15/2028	291,769
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	112,432
	Kraft Heinz Foods Co
505,000	3.88%, 05/15/2027(b)	527,632
140,000	5.00%, 06/04/2042	147,466
695,000	5.20%, 07/15/2045	753,451
970,000	4.38%, 06/01/2046	953,251
855,000	4.88%, 10/01/2049(b)	870,338
150,000	4.88%, 10/01/2049	152,691
540,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	517,050
180,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	190,712
	LifePoint Health Inc(b)
5,000	6.75%, 04/15/2025	5,163
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 280,000	4.38%, 02/15/2027	$ 264,600
	Mylan Inc
330,000	5.40%, 11/29/2043	415,239
280,000	5.20%, 04/15/2048	344,309
1,295,000	Mylan NV 5.25%, 06/15/2046	1,605,166
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
310,000	7.38%, 06/01/2025	315,037
135,000	7.25%, 02/01/2028	137,225
325,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	333,515
	Perrigo Finance Unlimited Co
575,000	4.38%, 03/15/2026	627,064
265,000	3.15%, 06/15/2030	267,218
730,000	Rede D'or Finance SARL(b) 4.50%, 01/22/2030	644,225
510,000	Select Medical Corp(b) 6.25%, 08/15/2026	515,584
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,233,708
695,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	747,125
720,000	Surgery Center Holdings Inc(b)(f) 6.75%, 07/01/2025	649,800
	Tenet Healthcare Corp
40,000	7.50%, 04/01/2025(b)	42,500
1,695,000	5.13%, 05/01/2025	1,636,031
140,000	4.88%, 01/01/2026(b)	137,124
105,000	6.25%, 02/01/2027(b)	104,212
477,000	5.13%, 11/01/2027(b)	470,656
215,000	6.88%, 11/15/2031	192,425
	Teva Pharmaceutical Finance Netherlands III BV
145,000	2.80%, 07/21/2023	137,025
200,000	7.13%, 01/31/2025(b)	212,898
1,315,000	3.15%, 10/01/2026	1,174,137
2,515,000	4.10%, 10/01/2046	2,112,600
	United Rentals North America Inc
50,000	5.88%, 09/15/2026	52,400
150,000	4.88%, 01/15/2028	153,750
360,000	5.25%, 01/15/2030	371,700
155,000	4.00%, 07/15/2030	149,921
660,000	Upjohn Inc(b) 4.00%, 06/22/2050	706,418
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	512,775
125,000	Winnebago Industries Inc 6.25%, 07/15/2028	125,000
		49,373,000
Energy — 7.08%(i)
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	194,783

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 615,000	3.75%, 01/15/2030	$ 577,492
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b)(f) 7.50%, 05/01/2025	430,400
683,643	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	827,074
420,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	331,800
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	890,000
895,000	BP Capital Markets PLC(j) 4.88%, Perpetual	924,088
	California Resources Corp
359,000	5.50%, 09/15/2021	3,590
1,510,000	8.00%, 12/15/2022(b)	64,175
48,000	6.00%, 11/15/2024	480
368,493	Callon Petroleum Co 6.13%, 10/01/2024	125,288
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	696,738
1,035,000	3.70%, 11/15/2029(b)	1,059,790
	Cheniere Energy Partners LP
410,000	5.63%, 10/01/2026	405,978
390,000	4.50%, 10/01/2029(b)	380,250
25,000	Chesapeake Energy Corp(g)(h) 5.75%, 03/15/2023	625
425,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	422,875
435,000	Citgo Petroleum Corp(b) 7.00%, 06/15/2025	435,544
	Continental Resources Inc
525,000	3.80%, 06/01/2024	495,290
300,000	4.38%, 01/15/2028	264,066
650,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	582,563
	DCP Midstream Operating LP
190,000	5.38%, 07/15/2025	188,575
25,000	5.63%, 07/15/2027	25,188
395,000	6.45%, 11/03/2036(b)	355,500
345,000	Denbury Resources Inc(b) 9.25%, 03/31/2022	138,000
1,155,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,115,809
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	792,267
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	486,017
	Energy Transfer Operating LP
110,000	3.75%, 05/15/2030	108,696
610,000	5.00%, 05/15/2050	576,337
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,347,500
	EQM Midstream Partners LP(b)
160,000	6.00%, 07/01/2025	161,600
Principal Amount(a)		Fair Value
Energy — (continued)
$ 180,000	6.50%, 07/01/2027	$ 184,379
855,000	Geopark Ltd(b) 6.50%, 09/21/2024	786,087
360,000	Hess Corp 5.60%, 02/15/2041	377,645
825,000	HollyFrontier Corp 5.88%, 04/01/2026	911,955
2,065,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	2,235,362
35,000	Kinder Morgan Energy Partners LP 5.00%, 08/15/2042	38,781
	Kinder Morgan Inc
590,000	7.75%, 01/15/2032	824,323
165,000	5.05%, 02/15/2046	189,761
475,000	MEG Energy Corp(b) 7.13%, 02/01/2027	394,844
500,000	Mesquite Energy Inc(b)(g)(h) 7.25%, 02/15/2023	5,000
700,000	Montage Resources Corp 8.88%, 07/15/2023	553,000
	MPLX LP
40,000	4.50%, 07/15/2023	43,021
145,000	4.88%, 06/01/2025	161,780
455,000	Nabors Industries Ltd 5.75%, 02/01/2025	184,275
775,000	Newfield Exploration Co 5.63%, 07/01/2024	736,270
945,000	NGL Energy Partners LP / NGL Energy Finance Corp 6.13%, 03/01/2025	713,475
	Occidental Petroleum Corp
275,000	2.70%, 08/15/2022	256,011
20,000	2.70%, 02/15/2023	18,225
145,000	2.90%, 08/15/2024	123,975
60,000	3.50%, 06/15/2025	50,700
10,000	5.55%, 03/15/2026	9,127
285,000	3.50%, 08/15/2029	209,276
410,000	4.50%, 07/15/2044(f)	282,900
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	244,264
70,000	6.20%, 09/15/2043	74,564
680,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	615,400
620,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	469,855
2,025,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	2,582,199
	Petrobras Global Finance BV
25,000	5.30%, 01/27/2025	26,025
965,000	5.75%, 02/01/2029	992,030
975,000	6.90%, 03/19/2049	1,026,187
1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	43,200
	Petroleos Mexicanos
615,000	6.50%, 03/13/2027	555,050
775,000	5.95%, 01/28/2031(b)	639,491

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 595,000	6.38%, 01/23/2045	$ 442,757
710,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	788,932
720,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	709,008
	Sabine Pass Liquefaction LLC
420,000	4.20%, 03/15/2028	450,438
1,000,000	4.50%, 05/15/2030(b)	1,104,178
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	78,750
680,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	746,011
825,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	971,603
605,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.88%, 04/15/2026	598,950
570,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	595,650
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,735,749
730,000	Transportadora de Gas Internacional SA ESP(b) 5.55%, 11/01/2028	795,919
400,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	386,500
565,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	339,000
85,000	Viper Energy Partners LP(b) 5.38%, 11/01/2027	83,378
		42,793,638
Financial — 17.98%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024	337,903
1,100,000	7.00%, 11/15/2025	1,051,875
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
375,000	3.95%, 02/01/2022	375,126
300,000	3.50%, 05/26/2022	296,826
235,000	6.50%, 07/15/2025	246,194
480,000	3.65%, 07/21/2027	424,657
100,000	AGFC Capital Trust I(b)(e) 2.97%, 01/15/2067 3-mo. LIBOR + 1.75%	32,166
	Air Lease Corp
55,000	2.25%, 01/15/2023	54,174
595,000	3.38%, 07/01/2025	594,847
Principal Amount(a)		Fair Value
Financial — (continued)
$ 10,000	4.63%, 10/01/2028	$ 10,285
35,000	3.25%, 10/01/2029	33,323
225,000	3.00%, 02/01/2030	208,502
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,110,488
665,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.94%	686,972
	Ally Financial Inc
165,000	3.88%, 05/21/2024	170,606
265,000	4.63%, 03/30/2025	282,839
2,795,000	5.80%, 05/01/2025	3,120,549
1,085,000	5.75%, 11/20/2025	1,159,123
825,000	American Campus Communities Operating Partnership LP REIT 3.88%, 01/30/2031	864,642
	American International Group Inc
60,000	4.88%, 06/01/2022	64,709
75,000	4.13%, 02/15/2024	83,678
635,000	American Tower Corp REIT 2.10%, 06/15/2030	636,320
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,079,090
805,000	Athene Holding Ltd 4.13%, 01/12/2028	830,413
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	594,894
1,148,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	965,277
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	634,128
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	596,448
4,800,000	Banco Santander SA 5.18%, 11/19/2025	5,397,673
	Bank of America Corp
75,000	4.45%, 03/03/2026	86,115
225,000	4.25%, 10/22/2026	257,923
715,000	4.18%, 11/25/2027	815,565
555,000	3.42%, 12/20/2028(e) 3-mo. LIBOR + 1.04%	618,070
505,000	Bank of Montreal 3.80%, 12/15/2032	543,537
665,000	Bank of New York Mellon Corp(j) 4.70%, Perpetual	691,600
200,000	Barclays PLC(e) 5.09%, 06/20/2030 3-mo. LIBOR + 3.05%	227,981
870,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	809,700
	Brighthouse Financial Inc
199,000	3.70%, 06/22/2027(f)	202,910
553,000	5.63%, 05/15/2030	612,732

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Brixmor Operating Partnership LP REIT
$1,335,000	4.13%, 05/15/2029	$ 1,385,847
840,000	4.05%, 07/01/2030	858,006
940,000	Capital One Financial Corp 3.75%, 07/28/2026	1,025,733
724,000	Charles Schwab Corp(j) 5.38%, Perpetual	773,464
590,000	Citadel LP(b) 4.88%, 01/15/2027	608,907
470,000	Citigroup Inc(e)(j) 6.25%, Perpetual 3-mo. LIBOR + 4.52%	498,609
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	514,327
75,000	Compass Group Diversified Holdings LLC(b) 8.00%, 05/01/2026	76,270
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	502,231
1,130,000	2.25%, 01/15/2031	1,138,157
295,000	Danske Bank A/S(b)(e) 3.24%, 12/20/2025 3-mo. LIBOR + 1.59%	306,690
300,000	Discover Financial Services(j) 6.13%, Perpetual	307,710
173,371	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	157,559
630,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	630,294
700,000	EPR Properties REIT 4.75%, 12/15/2026	668,471
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	955,222
615,000	2.15%, 07/15/2030	607,515
750,000	ESH Hospitality Inc REIT(b) 4.63%, 10/01/2027	705,000
665,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	712,177
585,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	632,373
	Fidelity National Financial Inc
975,000	5.50%, 09/01/2022	1,048,820
525,000	3.40%, 06/15/2030	546,418
1,360,000	GE Capital Funding LLC(b) 4.40%, 05/15/2030	1,414,109
	Global Atlantic Finance Co(b)
770,000	8.63%, 04/15/2021	805,745
365,000	4.40%, 10/15/2029	335,967
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	478,460
288,000	5.75%, 06/01/2028	317,290
280,000	5.30%, 01/15/2029	302,982
Principal Amount(a)		Fair Value
Financial — (continued)
	Goldman Sachs Group Inc
$ 630,000	3.85%, 01/26/2027	$ 710,649
1,600,000	6.75%, 10/01/2037	2,307,119
485,000	Grupo de Inversiones Suramericana SA(b) 5.50%, 04/29/2026	521,317
324,562	Healthcare Realty Trust Inc REIT 2.40%, 03/15/2030	308,719
555,000	Healthcare Trust of America Holdings LP REIT 3.10%, 02/15/2030	559,826
427,000	Huntington Bancshares Inc(e)(j) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	361,882
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
805,000	4.75%, 09/15/2024	760,725
1,005,000	6.25%, 05/15/2026	1,006,387
380,000	5.25%, 05/15/2027	366,700
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	715,937
	International Lease Finance Corp
145,000	8.25%, 12/15/2020	148,401
555,000	4.63%, 04/15/2021	560,949
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	366,094
755,000	4.88%, 09/15/2029	734,237
530,000	5.25%, 07/15/2030	518,976
965,000	iStar Inc REIT 4.25%, 08/01/2025	873,325
	Jefferies Group LLC
580,000	5.13%, 01/20/2023	629,428
705,000	6.45%, 06/08/2027	827,162
1,140,000	6.25%, 01/15/2036	1,305,762
	JPMorgan Chase & Co(e)
433,000	4.60%, Perpetual(j) 1-yr. SOFR + 3.13%	386,063
415,000	4.01%, 04/23/2029 3-mo. LIBOR + 1.12%	479,523
1,275,000	4.49%, 03/24/2031 1yr. - SOFR + 3.79%	1,557,599
1,415,000	2.96%, 05/13/2031 1-yr. SOFR + 2.52%	1,504,681
1,500,000	KeyCorp (e)(j) 5.00%, Perpetual 3-mo. LIBOR + 3.61%	1,417,500
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,287,515
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
115,000	5.25%, 03/15/2022	109,250
320,000	5.25%, 10/01/2025	276,067
1,620,000	4.25%, 02/01/2027	1,296,000
295,000	Lincoln National Corp(e) 3.18%, 04/20/2067 3-mo. LIBOR + 2.04%	193,963

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 580,000	M&T Bank Corp(e)(j) 5.13%, Perpetual 3-mo. LIBOR + 3.52%	$ 578,185
600,000	MBIA Insurance Corp(b)(e) 12.48%, 01/15/2033 3-mo. LIBOR + 11.26%	240,000
	MetLife Inc
460,000	5.88%, Perpetual(e)(j) 3-mo. LIBOR + 2.96%	485,300
245,000	9.25%, 04/08/2038(b)	339,864
915,000	10.75%, 08/01/2039	1,411,204
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
85,000	4.63%, 06/15/2025(b)	83,307
370,000	5.75%, 02/01/2027	379,250
	Morgan Stanley
2,455,000	4.10%, 05/22/2023	2,653,338
1,950,000	4.35%, 09/08/2026	2,248,633
285,000	3.95%, 04/23/2027	320,780
	MPT Operating Partnership LP / MPT Finance Corp REIT
295,000	5.00%, 10/15/2027	303,113
195,000	4.63%, 08/01/2029	195,975
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,790,859
675,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	713,387
	Navient Corp
35,000	7.25%, 01/25/2022	35,088
5,000	6.50%, 06/15/2022	4,913
80,000	7.25%, 09/25/2023	78,191
265,000	6.13%, 03/25/2024	251,750
10,000	5.88%, 10/25/2024	9,394
445,000	6.75%, 06/15/2026	413,850
790,000	5.00%, 03/15/2027	663,600
250,000	NMI Holdings Inc(b) 7.38%, 06/01/2025	261,595
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,449,213
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	643,712
755,000	PNC Financial Services Group Inc(e)(j) 5.00%, Perpetual 3-mo. LIBOR + 3.30%	765,948
	Prudential Financial Inc(e)
470,000	5.88%, 09/15/2042 3-mo. LIBOR + 4.18%	500,268
390,000	5.63%, 06/15/2043 3-mo. LIBOR + 3.92%	414,960
	Quicken Loans LLC(b)
505,000	5.75%, 05/01/2025	516,256
1,045,000	5.25%, 01/15/2028	1,086,800
535,000	Radian Group Inc 4.50%, 10/01/2024	516,275
Principal Amount(a)		Fair Value
Financial — (continued)
$ 585,000	Regency Centers LP REIT 2.95%, 09/15/2029	$ 593,658
1,185,000	Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	1,327,488
	Santander Holdings USA Inc
1,360,000	3.50%, 06/07/2024	1,430,532
380,000	4.40%, 07/13/2027	411,749
	Service Properties Trust REIT
495,000	4.35%, 10/01/2024	446,145
90,000	7.50%, 09/15/2025	94,473
640,000	4.75%, 10/01/2026	566,213
755,000	4.95%, 02/15/2027	662,494
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	135,375
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,904,776
2,475,000	4.25%, 08/19/2026	2,639,966
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	804,142
	Springleaf Finance Corp
930,000	6.88%, 03/15/2025	954,122
235,000	8.88%, 06/01/2025	251,260
795,000	7.13%, 03/15/2026	822,817
50,000	6.63%, 01/15/2028	49,500
290,000	5.38%, 11/15/2029	272,600
1,145,000	Standard Chartered PLC(b) 4.64%, 04/01/2031	1,294,052
	Synchrony Financial
890,000	2.85%, 07/25/2022	905,239
830,000	3.95%, 12/01/2027	867,416
425,000	Synovus Financial Corp 5.90%, 02/07/2029	415,437
745,000	Toronto-Dominion Bank 3.63%, 09/15/2031	831,964
730,000	Truist Financial Corp(j) 5.10%, Perpetual	753,798
450,000	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC REIT 8.25%, 10/15/2023	423,000
580,000	Voya Financial Inc(e) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	584,350
625,000	Wells Fargo & Co(e)(j) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	618,706
815,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	920,556
1,160,000	Zions Bancorp NA 3.25%, 10/29/2029	1,143,354
		108,696,159
Industrial — 5.16%
980,000	ARD Finance SA(b)(k) 6.50%, 06/30/2027 PIK rate, 7.25%	969,587
	Boeing Co
30,000	3.10%, 05/01/2026	30,575

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 170,000	2.25%, 06/15/2026	$ 164,330
150,000	3.20%, 03/01/2029	148,363
220,000	2.95%, 02/01/2030(f)	214,842
1,285,000	5.15%, 05/01/2030	1,433,655
80,000	3.25%, 02/01/2035	72,920
180,000	3.55%, 03/01/2038	163,876
115,000	3.50%, 03/01/2039	101,207
140,000	3.38%, 06/15/2046	116,018
15,000	3.65%, 03/01/2047	13,044
70,000	3.63%, 03/01/2048	61,458
135,000	3.85%, 11/01/2048	120,666
395,000	3.75%, 02/01/2050	356,600
1,030,000	5.81%, 05/01/2050	1,215,301
215,000	3.95%, 08/01/2059	188,326
180,000	5.93%, 05/01/2060	212,694
	Bombardier Inc(b)
510,000	8.75%, 12/01/2021	414,375
1,795,000	6.00%, 10/15/2022	1,247,525
270,000	7.50%, 03/15/2025	176,202
500,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	511,875
105,000	BWX Technologies Inc(b) 4.13%, 06/30/2028	104,738
	Carrier Global Corp(b)
640,000	2.72%, 02/15/2030	641,500
435,000	3.58%, 04/05/2050	424,425
400,000	Cemex SAB de CV(b) 5.45%, 11/19/2029	369,480
	Embraer Netherlands Finance BV
280,000	5.05%, 06/15/2025	247,803
1,175,000	5.40%, 02/01/2027	1,039,875
	FedEx Corp
95,000	4.10%, 02/01/2045	96,529
15,000	4.05%, 02/15/2048	15,410
115,000	5.25%, 05/15/2050	140,400
548,000	Flex Ltd 3.75%, 02/01/2026	580,434
	General Electric Co
710,000	5.00%, Perpetual(e)(j) 3-mo. LIBOR + 3.33%	557,421
355,000	3.63%, 05/01/2030(f)	355,318
260,000	4.50%, 03/11/2044	259,917
170,000	4.35%, 05/01/2050(f)	168,477
	GFL Environmental Inc(b)
240,000	7.00%, 06/01/2026	249,600
187,000	8.50%, 05/01/2027	203,362
520,000	Greif Inc(b) 6.50%, 03/01/2027	529,292
1,010,000	Hillenbrand Inc 4.50%, 09/15/2026	1,014,101
300,000	Howmet Aerospace Inc 6.88%, 05/01/2025	325,836
	Huntington Ingalls Industries Inc(b)
380,000	3.84%, 05/01/2025	412,613
235,000	4.20%, 05/01/2030	261,797
500,000	IHS Netherlands Holdco BV(b) 8.00%, 09/18/2027	503,750
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 205,000	Keysight Technologies Inc 3.00%, 10/30/2029	$ 221,739
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	483,960
815,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	739,018
740,000	Oshkosh Corp 4.60%, 05/15/2028	809,325
502,000	Owens Corning 7.00%, 12/01/2036	642,075
360,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	361,012
975,000	Signature Aviation US Holdings Inc(b) 4.00%, 03/01/2028	881,156
840,000	Sonoco Products Co 3.13%, 05/01/2030	876,624
	Spirit AeroSystems Inc
680,000	7.50%, 04/15/2025(b)	670,650
60,000	4.60%, 06/15/2028	48,150
1,465,000	Standard Industries Inc(b) 4.38%, 07/15/2030	1,449,896
702,500	Stanley Black & Decker Inc 4.00%, 03/15/2060	702,784
1,320,000	Textron Inc 3.00%, 06/01/2030	1,313,834
	TransDigm Inc
135,000	8.00%, 12/15/2025(b)	141,884
955,000	6.25%, 03/15/2026(b)	954,403
840,000	5.50%, 11/15/2027	733,270
	Trident TPI Holdings Inc(b)
550,000	9.25%, 08/01/2024	563,750
435,000	6.63%, 11/01/2025	413,250
200,000	Vertical Holdco GmbH 7.63%, 07/15/2028	200,000
210,000	Vulcan Materials Co 3.50%, 06/01/2030	228,044
690,000	Waste Connections Inc 2.60%, 02/01/2030	727,884
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	909,000
415,000	WESCO Distribution Inc(b) 7.25%, 06/15/2028	437,647
225,000	WRKCo Inc 3.00%, 06/15/2033	234,875
		31,179,747
Technology — 2.50%
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	352,188
	Broadcom Corp / Broadcom Cayman Finance Ltd
275,000	3.88%, 01/15/2027	297,292
70,000	3.50%, 01/15/2028	73,930
	Broadcom Inc(b)
260,000	4.25%, 04/15/2026	289,507

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$2,700,000	4.75%, 04/15/2029	$ 3,064,239
725,000	4.15%, 11/15/2030	788,832
1,000,000	4.30%, 11/15/2032	1,103,924
435,000	CDW LLC / CDW Finance Corp 4.13%, 05/01/2025	435,544
415,000	Change Healthcare Holdings LLC / Change Healthcare Finance Inc(b) 5.75%, 03/01/2025	409,812
930,000	Citrix Systems Inc 3.30%, 03/01/2030	993,930
	Dell International LLC / EMC Corp(b)
150,000	7.13%, 06/15/2024	155,391
290,000	8.10%, 07/15/2036	377,781
355,000	Exela Intermediate LLC / Exela Finance Inc(b) 10.00%, 07/15/2023	86,088
625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	766,249
930,000	HP Inc 3.40%, 06/17/2030	956,070
725,000	Microchip Technology Inc(b) 4.25%, 09/01/2025	730,973
	Micron Technology Inc
170,000	5.33%, 02/06/2029	203,350
1,030,000	4.66%, 02/15/2030	1,200,618
555,000	MSCI Inc(b) 4.00%, 11/15/2029	566,100
115,000	Open Text Corp(b) 3.88%, 02/15/2028	110,723
805,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	790,912
215,000	Seagate HDD Cayman(b) 4.13%, 01/15/2031	225,250
105,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	106,931
	VMware Inc
620,000	3.90%, 08/21/2027	656,772
320,000	4.70%, 05/15/2030	353,709
		15,096,115
Utilities — 2.84%
	AES Corp
65,000	5.50%, 04/15/2025	66,709
20,000	6.00%, 05/15/2026	20,900
195,000	5.13%, 09/01/2027	202,346
260,000	3.95%, 07/15/2030(b)	274,950
772,000	American Electric Power Co Inc 2.30%, 03/01/2030	778,827
725,000	Black Hills Corp 2.50%, 06/15/2030	740,608
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	230,300
55,000	5.13%, 03/15/2028	53,762
720,000	CMS Energy Corp 4.75%, 06/01/2050	734,111
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 695,000	Dominion Energy Inc 3.38%, 04/01/2030	$ 768,831
971,000	DPL Inc(f) 4.35%, 04/15/2029	983,306
785,000	Edison International 4.95%, 04/15/2025	862,627
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	1,018,314
810,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	749,655
955,000	FirstEnergy Corp 3.40%, 03/01/2050	1,018,195
200,000	IPALCO Enterprises Inc(b) 4.25%, 05/01/2030	216,641
600,000	National Fuel Gas Co 5.50%, 01/15/2026	638,232
1,570,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	1,605,501
	NRG Energy Inc
210,000	5.75%, 01/15/2028	221,550
390,000	4.45%, 06/15/2029(b)	410,494
215,000	5.25%, 06/15/2029(b)	226,242
	Pacific Gas & Electric Co
125,000	5.25%, 07/01/2030	125,625
740,000	3.50%, 08/01/2050(f)	714,381
925,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	973,562
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	179,100
545,000	6.63%, 01/15/2028	533,419
	Vistra Operations Co LLC(b)
2,700,000	3.70%, 01/30/2027	2,780,085
25,000	4.30%, 07/15/2029	26,278
		17,154,551
TOTAL CORPORATE BONDS AND NOTES — 64.97% (Cost $375,321,666)		$392,637,943
CONVERTIBLE BONDS
Communications — 0.83%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,317,634
730,000	Palo Alto Networks Inc(b) 0.38%, 06/01/2025	726,712
		5,044,346
Consumer, Non-Cyclical — 0.26%
	BioMarin Pharmaceutical Inc
950,000	0.60%, 08/01/2024(f)	1,160,956

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 365,000	1.25%, 05/15/2027(b)	$ 424,777
		1,585,733
Energy — 0.00%(i)
275,000	Chesapeake Energy Corp(g)(h) 5.50%, 09/15/2026	9,625
Utilities — 0.02%
90,000	NRG Energy Inc 2.75%, 06/01/2048	90,991
TOTAL CONVERTIBLE BONDS — 1.11% (Cost $6,847,891)		$ 6,730,695
FOREIGN GOVERNMENT BONDS AND NOTES
2,555,000	Argentine Republic Government International Bond 5.88%, 01/11/2028	1,024,555
650,000	Brazilian Government International Bond 3.88%, 06/12/2030	626,795
	Colombia Government International Bond
565,000	3.00%, 01/30/2030	558,291
275,000	3.13%, 04/15/2031	272,665
	Dominican Republic International Bond(b)
325,000	6.88%, 01/29/2026	340,600
140,000	5.95%, 01/25/2027	140,840
205,000	5.88%, 01/30/2060	175,480
	Egypt Government International Bond(b)
660,000	7.60%, 03/01/2029	671,550
710,000	8.50%, 01/31/2047	692,250
300,000	8.88%, 05/29/2050	295,998
765,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	717,952
	Indonesia Government International Bond
1,030,000	4.35%, 01/08/2027(b)	1,143,135
730,000	2.85%, 02/14/2030	745,200
645,000	Israel Government International Bond 2.75%, 07/03/2030	709,655
765,000	Ivory Coast Government International Bond(b) 6.13%, 06/15/2033	761,175
510,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	502,350
235,000 (l)	Mexican Bonos MXN, 6.50%, 06/09/2022	1,057,007
670,000	Mexico Government International Bond 4.50%, 04/22/2029	728,625
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 700,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	$ 853,698
520,000	Nigeria Government International Bond(b) 7.88%, 02/16/2032	488,925
	Panama Government International Bond
535,000	4.30%, 04/29/2053	637,324
775,000	3.87%, 07/23/2060	877,687
615,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	700,296
480,000	Republic of Belarus Ministry of Finance(b) 6.38%, 02/24/2031	462,619
580,000	Republic of South Africa Government International Bond 5.65%, 09/27/2047	503,394
	Russian Foreign Eurobond
1,200,000	4.38%, 03/21/2029	1,363,500
1,000,000	5.25%, 06/23/2047	1,320,000
1,390,000	Saudi Government International Bond(b) 3.63%, 03/04/2028	1,526,081
	Turkey Government International Bond
1,845,000	7.63%, 04/26/2029	1,940,309
885,000	5.25%, 03/13/2030	792,075
1,020,000	Ukraine Government International Bond(b) 7.75%, 09/01/2025	1,062,950
320,000	Uruguay Government International Bond 5.10%, 06/18/2050	412,803
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	102,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.01% (Cost $24,242,429)		$ 24,207,784
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.95%
	Arroyo Mortgage Trust(b)
	Series 2018-1 Class A1
215,107	3.76%, 04/25/2048	220,840
	Series 2019-1 Class A1
528,120	3.81%, 01/25/2049(c)	538,210
	Series 2019-2 Class A1
449,152	3.35%, 04/25/2049(c)	459,724
176,871	Brass No 8 PLC(b)(e) Series 8A Class A1 1.08%, 11/16/2066 3-mo. LIBOR + 0.70%	176,718

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	$ 909,803
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2018-A Class A1
100,821	4.00%, 01/25/2068	101,545
	Series 2019-IMC1 Class A1
547,416	2.72%, 07/25/2049	554,614
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	187,315
352,728	COLT Mortgage Loan Trust(b)(c) Series 2020-1 Class A1 2.49%, 02/25/2050	356,554
250,272	CSMC Trust(b)(c) Series 2019-RP10 Class A1 3.14%, 12/26/2059	256,425
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.65%, 10/10/2034	239,207
678,947	Deephaven Residential Mortgage Trust(b)(c) Series 2018-3A Class A1 3.79%, 08/25/2058	690,385
270,356	Ellington Financial Mortgage Trust(b)(c) Series 2019-2 Class A3 3.05%, 11/25/2059	271,280
	Galton Funding Mortgage Trust(b)(c)
	Series 2018-2 Class A41
500,830	4.50%, 10/25/2058	512,671
	Series 2019-H1 Class A1
280,107	2.66%, 10/25/2059	286,271
	GCAT LLC(b)(d)
	Series 2019-NQM1 Class A1
350,013	2.99%, 02/25/2059	353,932
	Series 2020-1 Class A1
301,002	2.98%, 01/26/2060	291,013
404,312	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	418,246
88,799	Grand Avenue Mortgage Loan Trust(b) Series 2017-RPL1 Class A1 3.25%, 08/25/2064	86,314
430,000	GS Mortgage Securities Corp Trust(b)(c) Series 2013-PEMB Class D 3.67%, 03/05/2033	336,954
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
161,533	3.99%, 11/25/2058	166,675
	Series 2019-1 Class A1
590,973	3.45%, 01/25/2059	601,163
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
211,306	3.77%, 08/25/2035	210,246
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-2 Class 2A2
$ 544,824	3.50%, 06/25/2029(b)	$ 560,331
820,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class AS 4.11%, 08/15/2048	879,111
235,000	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 1A 2.28%, 12/22/2069	237,492
	Legacy Mortgage Asset Trust(b)(d)
	Series 2019-GS7 Class A1
420,229	3.25%, 11/25/2059	417,953
	Series 2020-GS1 Class A1
451,266	2.88%, 10/25/2059	446,943
980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	976,748
330,000	Mello Warehouse Securitization Trust(b)(e) Series 2019-1 Class C 1.38%, 06/25/2052 1-mo. LIBOR + 1.20%	317,625
787,766	Metlife Securitization Trust(b)(c) Series 2019-1A Class A1A 3.75%, 04/25/2058	831,627
519,099	Mill City Mortgage Loan Trust(b)(c) Series 2019-GS1 Class A1 2.75%, 07/25/2059	543,271
	New Residential Mortgage Loan Trust(b)(c)
	Series 2017-2A Class A3
1,875,884	4.00%, 03/25/2057	2,015,447
	Series 2019-NQM1 Class A1
1,186,710	3.67%, 01/25/2049	1,191,000
	Onslow Bay Mortgage Loan Trust(b)(c)
	Series 2018-EXP2 Class 1A1
802,367	4.00%, 07/25/2058	816,727
	Series 2019-INV1 Class A3
379,663	4.50%, 11/25/2048	395,503
268,206	OSAT Trust(b)(d) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	270,893
1,254,118	Preston Ridge Partners Mortgage LLC(b)(d) Series 2019-1A Class A1 4.50%, 01/25/2024	1,259,479
1,744,904	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	1,840,578
566,739	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	583,415
1,202,940	RCO V Mortgage LLC(b)(d) Series 2019-1 Class A1 3.72%, 05/24/2024	1,205,632

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$1,391,094	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	$ 1,413,026
221,957	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	228,138
1,153,344	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	1,182,668
755,582	Towd Point Trust(b)(e) Series 2019-HE1 Class A1 1.08%, 04/25/2048 1-mo. LIBOR + 0.90%	742,258
840,000	TVC Mortgage Trust(b)(d) Series 2020-RTL1 Class M 5.19%, 09/25/2024	730,311
780,000	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 5.75%, 05/10/2045	565,164
	Verus Securitization Trust(b)(c)
	Series 2018-2 Class B1
585,000	4.43%, 06/01/2058	581,484
	Series 2018-3 Class A1
413,353	4.11%, 10/25/2058	422,752
	Series 2019-INV1 Class A1
602,831	3.40%, 12/25/2059	616,925
390,000	WFRBS Commercial Mortgage Trust Series 2014-C24 Class AS 3.93%, 11/15/2047	411,753
		29,910,359
U.S. Government Agency — 0.21%
	Federal National Mortgage Association
678,720	4.00%, 09/01/2047	722,271
540,291	4.00%, 05/01/2048	571,890
		1,294,161
TOTAL MORTGAGE-BACKED SECURITIES — 5.16% (Cost $31,207,970)		$ 31,204,520
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	130,807
2,435,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,331,537
TOTAL MUNICIPAL BONDS AND NOTES — 0.41% (Cost $2,552,674)		$ 2,462,344
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$2,840,000	0.13%, 04/30/2022	$ 2,838,003
2,095,000	3.00%, 08/15/2048	2,879,479
2,860,000	2.25%, 08/15/2049	3,437,809
3,900,000	2.38%, 11/15/2049	4,814,520
5,970,000	2.00%, 02/15/2050	6,833,318
TOTAL U.S. TREASURY BONDS AND NOTES — 3.44% (Cost $18,236,906)		$ 20,803,129
Shares
COMMON STOCK
Basic Materials — 0.05%
43,327	Hexion Holdings Corp Class B(m)	292,457
Communications — 0.16%
33,353	AT&T Inc	1,008,261
TOTAL COMMON STOCK — 0.21% (Cost $4,439,085)		$ 1,300,718
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.16%
10,938	Bunge Ltd 4.88%	975,670
Energy — 0.09%
4,471	Chesapeake Energy Corp 5.00%(f)	8,638
12,538	El Paso Energy Capital Trust I 4.75%	557,439
		566,077
Financial — 0.15%
659	Bank of America Corp 7.25%	884,510
Utilities — 0.01%
1,856	NextEra Energy Inc 5.28%	78,410
TOTAL CONVERTIBLE PREFERRED STOCK — 0.41% (Cost $2,940,689)		$ 2,504,667
EXCHANGE TRADED FUNDS
6,640	iShares iBoxx High Yield Corporate Bond ETF	541,957

TOTAL EXCHANGE TRADED FUNDS — 0.09% (Cost $513,397)		$ 541,957

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
310,000	BlackRock FedFund Institutional Class(n), 0.10%(o)	$ 310,000
376,000	Federated Hermes Government Obligations Fund Premier Shares(n), 0.11%(o)	376,000
467,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(n), 0.10%(o)	467,000
315,000	Goldman Sachs Financial Square Government Fund Institutional Class(n), 0.15%(o)	315,000
368,000	Invesco Government & Agency Portfolio Institutional Class(n), 0.09%(o)	368,000
376,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.10%(o)	376,000
467,000	Morgan Stanley Government Portfolio Institutional Class(n), 0.05%(o)	467,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.44% (Cost $2,679,000)		$ 2,679,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.41%
	U.S. Treasury Bills
$2,825,000	0.10%, 07/23/2020	2,824,833
5,670,000	0.10%, 07/30/2020	5,669,566
		8,494,399
Repurchase Agreements — 1.27%
2,463,788	Undivided interest of 3.63% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $2,463,788 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(n)	2,463,788
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,463,788	Undivided interest of 3.72% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $2,463,788 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(n)	$ 2,463,788
303,732	Undivided interest of 40.93% in a repurchase agreement (principal amount/value $742,070 with a maturity value of $742,071) with Bank of America Securities Inc, 0.07%, dated 6/30/20 to be repurchased at $303,732 on 7/1/20 collateralized by U.S. Treasury securities, 0.13% - 5.00%, 10/15/24 - 2/15/48, with a value of $756,912.(n)	303,732
2,463,788	Undivided interest of 6.61% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $2,463,788 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(n)	2,463,788
		7,695,096
TOTAL SHORT TERM INVESTMENTS — 2.68% (Cost $16,189,495)		$ 16,189,495
TOTAL INVESTMENTS — 98.97% (Cost $583,647,560)		$598,162,274
OTHER ASSETS & LIABILITIES, NET — 1.03%		$ 6,216,883
TOTAL NET ASSETS — 100.00%		$604,379,157

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2020. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(f)	All or a portion of the security is on loan at June 30, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Represents less than 0.005% of net assets.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of June 30, 2020.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
MXN	Mexican Peso
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value (including $9,967,209 of securities on loan)(a)	$590,467,178
Repurchase agreements, fair value(b)	7,695,096
Cash	12,770,218
Dividends and interest receivable	5,696,715
Subscriptions receivable	478,960
Receivable for investments sold	4,234,497
Total Assets	621,342,664
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	489
Payable for investments purchased	5,912,337
Payable for other accrued fees	108,839
Payable for shareholder services fees	52,745
Payable to investment adviser	258,135
Payable upon return of securities loaned	10,374,096
Redemptions payable	252,727
Total Liabilities	16,963,507
NET ASSETS	$604,379,157
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,754,590
Paid-in capital in excess of par	579,585,125
Undistributed/accumulated earnings	19,039,442
NET ASSETS	$604,379,157
NET ASSETS BY CLASS
Investor Class	$170,475,188
Class L	$2,615,521
Institutional Class	$431,288,448
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Class L	15,000,000
Institutional Class	120,000,000
Issued and Outstanding
Investor Class	12,335,265
Class L	259,121
Institutional Class	44,951,512
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.82
Class L	$10.09
Institutional Class	$9.59
(a) Cost of investments	$575,952,464
(b) Cost of repurchase agreements	$7,695,096
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$14,010,207
Income from securities lending	53,776
Dividends	143,640
Total Income	14,207,623
EXPENSES:
Management fees	1,551,875
Shareholder services fees – Investor Class	299,640
Shareholder services fees – Class L	3,374
Audit and tax fees	23,814
Custodian fees	21,391
Director's fees	9,604
Distribution fees – Class L	2,403
Legal fees	2,401
Pricing fees	45,236
Registration fees	36,885
Shareholder report fees	5,454
Transfer agent fees	5,988
Other fees	2,402
Total Expenses	2,010,467
Less amount waived by investment adviser	64,070
Less amount waived by distributor - Class L	13
Net Expenses	1,946,384
NET INVESTMENT INCOME	12,261,239
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,823,622
Net Realized Gain	1,823,622
Net change in unrealized depreciation on investments and foreign currency translations	(9,986,302)
Net Change in Unrealized Depreciation	(9,986,302)
Net Realized and Unrealized Loss	(8,162,680)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,098,559
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Multi-Sector Bond Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$12,261,239	$28,651,805
Net realized gain (loss)	1,823,622	(7,785,360)
Net change in unrealized appreciation (depreciation)	(9,986,302)	52,085,111
Net Increase in Net Assets Resulting from Operations	4,098,559	72,951,556
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,205,466)	(3,479,270)
Class L	(47,121)	(10,904)
Institutional Class	(9,541,306)	(14,200,904)
From Net Investment Income and Net Realized Gains	(11,793,893)	(17,691,078)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,704,769	42,874,227
Class L	3,255,077	1,052,258
Institutional Class	41,314,158	89,164,836
Shares issued in reinvestment of distributions
Investor Class	2,205,466	3,479,270
Class L	47,121	10,904
Institutional Class	9,541,306	14,200,904
Shares redeemed
Investor Class	(38,583,997)	(74,596,041)
Class L	(1,248,589)	(587,040)
Institutional Class	(84,961,621)	(90,285,821)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(45,726,310)	(14,686,503)
Total Increase (Decrease) in Net Assets	(53,421,644)	40,573,975
NET ASSETS:
Beginning of Period	657,800,801	617,226,826
End of Period	$604,379,157	$657,800,801
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,666,476	3,190,719
Class L	322,013	105,607
Institutional Class	4,321,677	9,413,234
Shares issued in reinvestment of distributions
Investor Class	159,124	257,725
Class L	4,656	1,093
Institutional Class	991,820	1,499,623
Shares redeemed
Investor Class	(2,866,428)	(5,548,395)
Class L	(127,043)	(59,105)
Institutional Class	(9,093,232)	(9,528,843)
Net Decrease	(4,620,937)	(668,342)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$13.85	0.26	(0.11)	0.15	(0.18)	-	(0.18)	$13.82	1.16% (d)
12/31/2019	$12.62	0.56	0.91	1.47	(0.22)	(0.02)	(0.24)	$13.85	11.74%
12/31/2018	$13.42	0.52	(0.93)	(0.41)	(0.32)	(0.07)	(0.39)	$12.62	(3.10%)
12/31/2017	$12.85	0.47	0.33	0.80	(0.23)	-	(0.23)	$13.42	6.27%
12/31/2016	$11.88	0.52	0.82	1.34	(0.30)	(0.07)	(0.37)	$12.85	11.38%
12/31/2015	$13.20	0.46	(1.31)	(0.85)	(0.31)	(0.16)	(0.47)	$11.88	(6.55%)
Class L
06/30/2020(Unaudited)	$10.19	0.18	(0.08)	0.10	(0.20)	-	(0.20)	$10.09	1.06% (d)
12/31/2019	$ 9.40	0.37	0.69	1.06	(0.25)	(0.02)	(0.27)	$10.19	11.41%
12/31/2018 (e)	$10.00	0.14	(0.42)	(0.28)	(0.25)	(0.07)	(0.32)	$ 9.40	(2.79%) (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.69	0.20	(0.08)	0.12	(0.22)	-	(0.22)	$ 9.59	1.30% (d)
12/31/2019	$ 8.91	0.43	0.64	1.07	(0.27)	(0.02)	(0.29)	$ 9.69	12.16%
12/31/2018	$ 9.68	0.41	(0.67)	(0.26)	(0.44)	(0.07)	(0.51)	$ 8.91	(2.80%)
12/31/2017	$ 9.40	0.38	0.24	0.62	(0.34)	-	(0.34)	$ 9.68	6.68%
12/31/2016	$ 8.84	0.42	0.61	1.03	(0.40)	(0.07)	(0.47)	$ 9.40	11.79%
12/31/2015 (f)	$10.00	0.26	(0.97)	(0.71)	(0.31)	(0.14)	(0.45)	$ 8.84	(7.17%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$170,475	0.93% (h)	0.90% (h)	3.86% (h)	61% (d)
12/31/2019	$185,209	0.92%	0.90%	4.18%	81%
12/31/2018	$195,275	0.91%	0.90%	3.93%	61%
12/31/2017	$285,372	0.90%	0.90%	3.57%	19%
12/31/2016	$312,781	0.90%	0.90%	4.16%	20%
12/31/2015	$327,015	0.90%	0.90%	3.58%	35%
Class L
06/30/2020 (Unaudited)	$ 2,616	2.33% (h)	1.15% (h)	3.62% (h)	61% (d)
12/31/2019	$ 606	6.19%	1.15%	3.70%	81%
12/31/2018 (e)	$ 112	76.93% (h)	1.14% (h)	4.60% (h)	61%
Institutional Class
06/30/2020 (Unaudited)	$431,288	0.56% (h)	0.55% (h)	4.21% (h)	61% (d)
12/31/2019	$471,986	0.56%	0.55%	4.52%	81%
12/31/2018	$421,840	0.55%	0.55%	4.31%	61%
12/31/2017	$491,759	0.55%	0.55%	3.91%	19%
12/31/2016	$409,663	0.55%	0.55%	4.51%	20%
12/31/2015 (f)	$392,917	0.55% (h)	0.55% (h)	4.07% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was September 10, 2018.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Multi-Sector Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 64,949,860	$ —	$ 64,949,860
Bank Loans	—	31,950,162	—	31,950,162
Corporate Bonds and Notes	—	392,637,943	—	392,637,943
Convertible Bonds	—	6,730,695	—	6,730,695
Foreign Government Bonds and Notes	—	24,207,784	—	24,207,784
Mortgage-Backed Securities	—	31,204,520	—	31,204,520
Municipal Bonds and Notes	—	2,462,344	—	2,462,344
U.S. Treasury Bonds and Notes	—	20,803,129	—	20,803,129
Common Stock	1,300,718	—	—	1,300,718
Convertible Preferred Stock	—	2,504,667	—	2,504,667
Exchange Traded Funds	541,957	—	—	541,957
Government Money Market Mutual Funds	2,679,000	—	—	2,679,000
Short Term Investments	—	16,189,495	—	16,189,495
Total Assets	$ 4,521,675	$ 593,640,599	$ 0	$ 598,162,274

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.

Semi-Annual Report - June 30, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$583,858,014
Gross unrealized appreciation on investments	36,788,597
Gross unrealized depreciation on investments	(22,484,337)
Net unrealized appreciation on investments	$14,304,260
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$16,264	$29,722	$85,481	$64,070	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.

Semi-Annual Report - June 30, 2020

3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $273,868,508 and $298,291,765, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $81,638,339 and $108,472,026, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $9,967,209 and received collateral as reported on the Statement of Assets and Liabilities of $10,374,096 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$9,157,853
Convertible Bonds	1,206,500
Convertible Preferred Stock	9,743
Total secured borrowings	$10,374,096
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2019 were in the second, third, third and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), outperforming its performance universe median for each period with the exception of the five-year period. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one- and three-year periods ended December 31, 2019, were in the second and first quintiles, respectively, of its performance universe, above the returns of its performance universe median for both periods. In addition, the Board observed that each class of the Fund outperformed its benchmark for all periods reviewed.
The Board considered the Sub-Adviser’s investment process, the organization and experience of its investment personnel and its portfolio risk controls, as well as its performance attribution commentary. Also considered by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a new structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was below the median of its respective peer group, in the second quintile of its peer group for the Investor Class and in the first quintile of its peer group as to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from the Sub-Adviser regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and two other bond funds managed in the same investment style as the Fund. The Board noted that any fees charged by the Sub-Adviser to these other accounts and products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. Noting that the percentage of the management fee retained by GWCM exceeded the median of the Fund’s Lipper investment classification as to each class of the Fund, the Board considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. The Sub-Adviser also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund.
The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020